Related Party Transactions - Additional Information - Navion Clipper (Detail) - Navion Clipper [Member] - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May. 31, 2013	Dec. 31, 2015
Related Party Transaction [Line Items]
Shipbuilding and supervision costs		$ 3.6
Operating lease arrangement period, lessor	10 years